                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   8/31

Date of reporting period:   2/29/04

Item 1. Report to Shareholders

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Emerging Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY

                            A SHARES              B SHARES              C SHARES              D SHARES              R SHARES
                         since 10/02/70        since 04/20/92         since 7/06/93        since 10/17/00        since 10/01/02
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE
ANNUAL
TOTAL                  W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES
RETURNS                 CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception         15.29%     15.09%     12.11%     12.11%     10.16%     10.16%     -19.93%    -19.93%    15.86%     15.86%

10-year                 10.46       9.81       9.94       9.94       9.61       9.61          --         --        --         --

5-year                   0.80      -0.39       0.03      -0.18       0.04       0.04          --         --        --         --

1-year                  32.21      24.63      31.18      26.18      31.21      30.21       32.52      32.52     31.89      31.89

6-month                  8.39       2.16       7.98       2.98       7.94       6.94        8.51       8.51      8.25       8.25
----------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year return of 0.03 percent. Class D and R Shares are available for purchase exclusively by investors of tax-exempt retirement plans. Class D shares include Profit Sharing, 401(k), money purchase pension and defined benefit plans of Morgan Stanley DW Inc. (Morgan Stanley) or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries and are offered without any sales charges on purchases or sales and does not include combined 12b-1 fees and service fees. Class R shares include 401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans. Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares are up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization stocks. It contains securities that growth managers typically select from the Russell 1000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2004

Van Kampen Emerging Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate.

MARKET CONDITIONS

During the six-month reporting period, the stock market continued its upward trend, despite some challenges toward the end of the period. In the earlier part of the reporting period, the economy appeared to be solidly in a recovery phase, boosting investor optimism and encouraging corporate managements to spend again. Corporate profits recovered, and companies once again began to meet or exceed earnings expectations. However, in January, the Federal Reserve Board adjusted their views regarding interest rates, causing some choppiness in the markets as investors began to anticipate a slowing economy and rising interest rates.

Against this backdrop, stocks in cyclical sectors such as basic materials, technology, and consumer discretionary initially outperformed. These economically sensitive stocks tend to benefit early in a recovery. Companies and consumers gain confidence in their spending when they believe the economic landscape is improving. However, in late December and into 2004, those sectors that lagged for most of 2003--including telecommunications services and health care--established a lead.

PERFORMANCE ANALYSIS

The fund returned 8.39 percent (Class A shares unadjusted for sales charge) during the six-month period. The Russell 1000 Growth Index returned 12.17 percent for the same period.

After three years of finding few attractive opportunities, the improved economic environment provided a favorable backdrop for our investment discipline.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 29, 2004

-----------------------------------------------------------------------------
                                                        RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS D   CLASS R    GROWTH INDEX

       8.39%     7.98%     7.94%     8.51%     8.25%         12.17%
-----------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.

Historically, our rising-earnings-estimates and rising-valuations discipline has worked well during economic recoveries. Of course, it's important to remember that past performance is no guarantee of future results. A stronger economy created greater demand for products and services, and cost cutting helped profit margins improve. This, in turn, helped earnings estimates and valuations rise, as analysts and investors became more optimistic about a company's prospects.

Although the improving market conditions helped the fund's returns gain traction earlier in the period, the fund experienced a setback in December. At the end of 2003, we saw a frenzied rotation out of semiconductor, retail, and many other high-growth stocks as investors moved to capture strong gains made earlier in the year. The fund's overweight positions in these groups, combined with an underweight in the lower-growth sectors such as health care and industrials, caused the fund to lag relative to its benchmark index.

For example, four semiconductor stocks, Altera, Novellus, KLA-Tencor, and Synopsys, were among the fund's significant detractors. Semiconductor companies are cyclical businesses--they typically lead early in economic recoveries when growing production orders means higher demand for chips. In anticipation of the higher revenues generated by accelerating demand, investors tend to bid up the valuations of many semiconductor stocks. Often times, though, once these valuation levels peak, investors sell the stocks rapidly. Such was the case with these four stocks.

In addition, Altera suffered from investor concerns about potential market-share loss to its competitor Xilinx, and Synopsys made an unfavorable, costly acquisition that the market punished. Although we did not uncover any significant fundamental problems within Novellus and KLA-Tencor, the falling valuations and

TOP 10 HOLDINGS AS OF 2/29/04               TOP 10 INDUSTRIES AS OF 2/29/04
Genentech Inc                  2.3%         Communications Equipment       9.9%
International Game Technology  2.1          Semiconductors                 8.1
eBay Inc                       2.0          Health Care Equipment          6.6
Nextel Communications          1.9          Biotechnology                  5.7
Analog Devices Inc             1.8          Investment Banking & Brokerage 3.9
Broadcom Corp                  1.7          Pharmaceuticals                3.3
Cisco Systems Inc              1.6          Restaurants                    2.8
Zimmer Holdings Inc            1.6          Casinos & Gaming               2.8
Yahoo! Inc                     1.6          Oil & Gas Equipment & Services 2.6
Texas Instruments Inc          1.5          Systems Software               2.6

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

absence of any good news on the horizon meant that the stocks no longer fit the fund's investment criteria. We sold the four stocks from the portfolio.

Another stock that hurt results was Gilead Sciences, a biotechnology company that had been a strong performer for the fund earlier in 2003. The stock fell unexpectedly when the company announced that sales of its highly anticipated HIV drug, Viread, were weaker than expected, causing an inventory build-up. We sold the stock upon hearing the news.

Nonetheless, the portfolio enjoyed strong performance during the period from many of its holdings, which represented a diverse group of industries. Casino-gaming manufacturer International Game Technology (IGT) was the fund's best-performing stock. IGT currently has a 70 percent market share in slot machines, which helped the company generate significant revenue from a strong replacement cycle. Casinos have been switching to the new, networked slot machines, which helps them track winnings more accurately.

Wireless provider Nextel Communications was also a strong performer. Nextel's shares advanced on expectations that the new wireless-phone-number portability regulations would benefit this carrier, which has a reputation for superior customer service. In addition, Nextel has been a standout among its competitors with "Push to Talk," Nextel's walkie-talkie-like cell-phone technology.

Broadcom and Cisco Systems performed well as information-technology spending rebounded, thereby increasing demand for the semiconductors and networking services provided by these companies. Broadcom makes chips for goods such as satellite-dish set-top boxes, wireless local area networks (LANs), and digital subscriber line (DSL) modems. The company also supplies networking semiconductors to Cisco. Cisco provides networking and communications products to corporations, telecommunications companies, and public institutions.

Internet portal Yahoo was also a standout. Stronger-than-expected ad spending and improved operating efficiency resulted in impressive earnings growth for the company. Investors rewarded the stock for exceeding expectations.

We remain committed to pursuing long-term capital appreciation and maintaining the fund's investment discipline throughout changing market conditions. We continue to diligently seek stocks that we believe have above-average growth potential, as evidenced by rising earnings expectations, rising valuations, or preferably both.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  95.1%
AEROSPACE & DEFENSE  0.6%
General Dynamics Corp. .....................................     500,000    $   46,060,000
                                                                            --------------

APPAREL & ACCESSORIES  1.1%
Coach, Inc. (a).............................................   2,000,000        79,260,000
                                                                            --------------

APPAREL RETAIL  1.1%
AnnTaylor Stores Corp. (a)..................................     367,940        16,851,652
Chico's FAS, Inc. (a).......................................     750,000        32,062,500
Ross Stores, Inc. ..........................................   1,000,000        32,050,000
                                                                            --------------
                                                                                80,964,152
                                                                            --------------
APPLICATION SOFTWARE  1.2%
Autodesk, Inc. .............................................     750,000        21,487,500
SAP AG--ADR (Germany).......................................   1,750,000        69,300,000
                                                                            --------------
                                                                                90,787,500
                                                                            --------------
BIOTECHNOLOGY  5.4%
Amgen, Inc. (a).............................................   1,000,000        63,530,000
Biogen Idec, Inc. (a).......................................   1,750,000        97,037,500
Genentech, Inc. (a).........................................   1,500,000       161,835,000
Invitrogen Corp. (a)........................................     750,000        55,275,000
Protein Design Labs, Inc. (a)...............................   1,000,000        24,000,000
                                                                            --------------
                                                                               401,677,500
                                                                            --------------
CASINOS & GAMING  2.7%
International Game Technology...............................   3,750,000       147,150,000
Mandalay Resort Group.......................................   1,000,000        51,400,000
                                                                            --------------
                                                                               198,550,000
                                                                            --------------
COMMUNICATIONS EQUIPMENT  9.4%
Avaya, Inc. (a).............................................   2,000,000        34,300,000
Cisco Systems, Inc. (a).....................................   5,000,000       115,500,000
Corning, Inc. (a)...........................................   7,000,000        87,850,000
JDS Uniphase Corp. (a)......................................   9,000,000        44,100,000
Juniper Networks, Inc. (a)..................................   3,000,000        77,610,000
Motorola, Inc. .............................................   5,000,000        92,250,000
Nokia Oyj--ADR (Finland)....................................   4,000,000        87,080,000
Nortel Networks Corp. (Canada) (a)..........................   8,000,000        63,840,000
QUALCOMM, Inc. .............................................   1,500,000        95,175,000
                                                                            --------------
                                                                               697,705,000
                                                                            --------------
COMPUTER HARDWARE  1.0%
Research in Motion Ltd. (Canada) (a)........................     750,000        74,205,000
                                                                            --------------

COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a)...............................................   6,000,000        85,920,000
                                                                            --------------

CONSUMER ELECTRONICS  0.4%
Harman International Industries, Inc. ......................     400,000        31,196,000
                                                                            --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
CONSUMER FINANCE  2.0%
American Express Co. .......................................   1,500,000    $   80,130,000
Capital One Financial Corp. ................................   1,000,000        70,720,000
                                                                            --------------
                                                                               150,850,000
                                                                            --------------
DEPARTMENT STORES  1.5%
May Department Stores Co. ..................................   1,500,000        52,830,000
Nordstrom, Inc. ............................................   1,500,000        58,710,000
                                                                            --------------
                                                                               111,540,000
                                                                            --------------
DIVERSIFIED CHEMICALS  1.0%
Dow Chemical Co. ...........................................   1,750,000        76,072,500
                                                                            --------------

DIVERSIFIED COMMERCIAL SERVICES  1.9%
Apollo Group, Inc., Class A (a).............................   1,025,000        78,053,750
Cendant Corp. ..............................................   1,750,000        39,725,000
H&R Block, Inc. ............................................     400,000        21,620,000
                                                                            --------------
                                                                               139,398,750
                                                                            --------------
DIVERSIFIED METALS & MINING  0.6%
Phelps Dodge Corp. (a)......................................     500,000        43,130,000
                                                                            --------------

DRUG RETAIL  0.5%
CVS Corp. ..................................................   1,000,000        37,500,000
                                                                            --------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.4%
Emerson Electric Co. .......................................     500,000        31,240,000
                                                                            --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.9%
Agilent Technologies, Inc. (a)..............................   2,000,000        68,380,000
                                                                            --------------

ELECTRONIC MANUFACTURING SERVICES  1.0%
Flextronics International Ltd. (Singapore) (a)..............   4,000,000        72,400,000
                                                                            --------------

FOOD DISTRIBUTORS  0.5%
Sysco Corp. ................................................   1,000,000        39,650,000
                                                                            --------------

FOOD RETAIL  0.5%
Whole Foods Market, Inc. ...................................     500,000        38,675,000
                                                                            --------------

FOOTWEAR  1.2%
Nike, Inc., Class B.........................................   1,250,000        91,562,500
                                                                            --------------

GENERAL MERCHANDISE STORES  0.7%
Target Corp. ...............................................   1,250,000        54,950,000
                                                                            --------------

HEALTH CARE EQUIPMENT  6.3%
Becton, Dickinson & Co. ....................................     750,000        36,487,500
Boston Scientific Corp. (a).................................   1,750,000        71,487,500
Guidant Corp. ..............................................     750,000        51,105,000
St. Jude Medical, Inc. (a)..................................   1,250,000        90,812,500

See Notes to Financial Statements                                              7

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (CONTINUED)
Stryker Corp. ..............................................     500,000    $   44,365,000
Varian Medical Systems, Inc. (a)............................     700,000        58,618,000
Zimmer Holdings, Inc. (a)...................................   1,500,000       113,460,000
                                                                            --------------
                                                                               466,335,500
                                                                            --------------
HEALTH CARE SERVICES  1.7%
Caremark Rx, Inc. (a).......................................   2,500,000        80,650,000
Quest Diagnostics, Inc. ....................................     500,000        41,435,000
                                                                            --------------
                                                                               122,085,000
                                                                            --------------
HOME IMPROVEMENT RETAIL  1.0%
Home Depot, Inc. ...........................................   2,000,000        72,620,000
                                                                            --------------

HOTELS  2.2%
Carnival Corp. .............................................   1,750,000        77,647,500
Royal Caribbean Cruises Ltd. ...............................     750,000        33,187,500
Starwood Hotels & Resorts Worldwide, Inc. ..................   1,250,000        48,762,500
                                                                            --------------
                                                                               159,597,500
                                                                            --------------
HOUSEHOLD PRODUCTS  1.7%
Kimberly-Clark Corp. .......................................     750,000        48,510,000
Procter & Gamble Co. .......................................     750,000        76,882,500
                                                                            --------------
                                                                               125,392,500
                                                                            --------------
HYPERMARKETS & SUPER CENTERS  1.0%
Wal-Mart Stores, Inc. ......................................   1,250,000        74,450,000
                                                                            --------------

INDUSTRIAL CONGLOMERATES  0.6%
Tyco International Ltd. (Bermuda)...........................   1,500,000        42,855,000
                                                                            --------------

INDUSTRIAL MACHINERY  1.6%
Danaher Corp. ..............................................     650,000        58,259,500
Eaton Corp. ................................................   1,000,000        58,540,000
                                                                            --------------
                                                                               116,799,500
                                                                            --------------
INTEGRATED OIL & GAS  1.7%
ChevronTexaco Corp. ........................................     900,000        79,515,000
Occidental Petroleum Corp. .................................   1,000,000        44,400,000
                                                                            --------------
                                                                               123,915,000
                                                                            --------------
INTERNET RETAIL  1.9%
eBay, Inc. (a)..............................................   2,000,000       137,720,000
                                                                            --------------

INTERNET SOFTWARE & SERVICES  2.0%
SINA Corp. (Cayman Islands) (a).............................     750,000        33,135,750
Yahoo!, Inc. (a)............................................   2,500,000       111,000,000
                                                                            --------------
                                                                               144,135,750
                                                                            --------------
INVESTMENT BANKING & BROKERAGE  3.7%
Ameritrade Holding Corp. (a)................................   2,500,000        40,700,000
E*TRADE Financial Corp. (a).................................   1,750,000        25,042,500
Goldman Sachs Group, Inc. ..................................     700,000        74,109,000

 8                                             See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE (CONTINUED)
Lehman Brothers Holdings, Inc. .............................   1,000,000    $   86,710,000
Merrill Lynch & Co., Inc. ..................................     750,000        45,907,500
                                                                            --------------
                                                                               272,469,000
                                                                            --------------
IT CONSULTING & OTHER SERVICES  0.6%
Cognizant Technology Solutions Corp., Class A (a)...........   1,000,000        47,440,000
                                                                            --------------

LIFE & HEALTH INSURANCE  0.5%
AFLAC, Inc. ................................................   1,000,000        40,610,000
                                                                            --------------

MANAGED HEALTH CARE  2.4%
Aetna, Inc. ................................................   1,000,000        80,790,000
UnitedHealth Group, Inc. ...................................   1,500,000        93,000,000
                                                                            --------------
                                                                               173,790,000
                                                                            --------------
MOVIES & ENTERTAINMENT  1.2%
News Corp., LTD.--ADR (Australia)...........................   1,000,000        37,450,000
Walt Disney Co. ............................................   2,000,000        53,060,000
                                                                            --------------
                                                                                90,510,000
                                                                            --------------
MULTI-LINE INSURANCE  1.0%
American International Group, Inc. .........................   1,000,000        74,000,000
                                                                            --------------

OIL & GAS DRILLING  0.4%
Transocean, Inc. (Cayman Islands) (a).......................   1,000,000        29,480,000
                                                                            --------------

OIL & GAS EQUIPMENT & SERVICES  2.5%
Schlumberger Ltd. ..........................................   1,500,000        96,735,000
Smith International, Inc. (a)...............................   1,750,000        88,672,500
                                                                            --------------
                                                                               185,407,500
                                                                            --------------
OIL & GAS EXPLORATION & PRODUCTION  1.0%
Apache Corp. ...............................................   1,000,000        41,170,000
XTO Energy, Inc. ...........................................   1,000,000        29,840,000
                                                                            --------------
                                                                                71,010,000
                                                                            --------------
PHARMACEUTICALS  3.1%
Forest Laboratories, Inc. (a)...............................   1,000,000        75,480,000
Pfizer, Inc. ...............................................   2,500,000        91,625,000
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   1,000,000        65,000,000
                                                                            --------------
                                                                               232,105,000
                                                                            --------------
PROPERTY & CASUALTY  0.5%
ACE Ltd. (Cayman Islands)...................................     750,000        33,720,000
                                                                            --------------

PUBLISHING  0.8%
McGraw-Hill Cos., Inc. .....................................     750,000        58,627,500
                                                                            --------------

See Notes to Financial Statements                                              9

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
RESTAURANTS  2.7%
McDonald's Corp. ...........................................   3,000,000    $   84,900,000
Starbucks Corp. (a).........................................   2,000,000        74,820,000
Wendy's International, Inc. ................................   1,000,000        40,670,000
                                                                            --------------
                                                                               200,390,000
                                                                            --------------
SEMICONDUCTOR EQUIPMENT  1.4%
Applied Materials, Inc. (a).................................   3,000,000        63,720,000
Lam Research Corp. (a)......................................   1,500,000        38,355,000
                                                                            --------------
                                                                               102,075,000
                                                                            --------------
SEMICONDUCTORS  7.7%
Analog Devices, Inc. .......................................   2,500,000       124,750,000
Broadcom Corp., Class A (a).................................   3,000,000       121,740,000
Intel Corp. ................................................   2,500,000        73,075,000
PMC-Sierra, Inc. (a)........................................   2,000,000        39,800,000
Texas Instruments, Inc. ....................................   3,500,000       107,275,000
Xilinx, Inc. (a)............................................   2,500,000       105,100,000
                                                                            --------------
                                                                               571,740,000
                                                                            --------------
SOFT DRINKS  1.0%
Coca-Cola Co. ..............................................   1,500,000        74,940,000
                                                                            --------------

SPECIALTY STORES  0.7%
Staples, Inc. ..............................................   2,000,000        52,440,000
                                                                            --------------

SYSTEMS SOFTWARE  2.5%
Check Point Software Technologies Ltd. (Israel) (a).........   1,500,000        34,530,000
Microsoft Corp. ............................................   1,650,000        43,725,000
Symantec Corp. (a)..........................................   2,500,000       102,850,000
                                                                            --------------
                                                                               181,105,000
                                                                            --------------
TECHNOLOGY DISTRIBUTORS  0.2%
CDW Corp. ..................................................     250,000        17,295,000
                                                                            --------------

THRIFTS & MORTGAGE FINANCE  0.9%
Countrywide Financial Corp. ................................     500,000        45,815,000
Golden West Financial Corp. ................................     150,000        17,117,190
                                                                            --------------
                                                                                62,932,190
                                                                            --------------
WIRELESS TELECOMMUNICATION SERVICES  1.8%
Nextel Communications, Inc., Class A (a)....................   5,000,000       132,450,000
                                                                            --------------
TOTAL LONG-TERM INVESTMENTS  95.1%
  (Cost $5,714,138,166)..................................................    7,032,115,842

 10                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  5.0%
Banc of America Securities LLC ($367,405,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 02/27/04, to be sold on 03/01/04 at $367,435,923)
  (Cost $367,405,000)....................................................   $  367,405,000
                                                                            --------------

TOTAL INVESTMENTS  100.1%
  (Cost $6,081,543,166)..................................................    7,399,520,842
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)............................       (9,698,628)
                                                                            --------------

NET ASSETS  100.0%.......................................................   $7,389,822,214
                                                                            ==============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $6,081,543,166).....................  $ 7,399,520,842
Receivables:
  Investments Sold..........................................      392,492,126
  Fund Shares Sold..........................................        9,408,365
  Dividends.................................................        3,816,100
  Interest..................................................           30,923
Other.......................................................        1,069,380
                                                              ---------------
    Total Assets............................................    7,806,337,736
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      387,812,997
  Fund Shares Repurchased...................................       15,237,409
  Distributor and Affiliates................................        7,092,106
  Investment Advisory Fee...................................        2,576,935
  Custodian Bank............................................          838,719
Accrued Expenses............................................        2,378,265
Trustees' Deferred Compensation and Retirement Plans........          579,091
                                                              ---------------
    Total Liabilities.......................................      416,515,522
                                                              ---------------
NET ASSETS..................................................  $ 7,389,822,214
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $12,860,032,982
Net Unrealized Appreciation.................................    1,317,977,676
Accumulated Net Investment Loss.............................      (32,588,771)
Accumulated Net Realized Loss...............................   (6,755,599,673)
                                                              ---------------
NET ASSETS..................................................  $ 7,389,822,214
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $4,354,474,581 and 117,893,791 shares of
    beneficial interest issued and outstanding).............  $         36.94
    Maximum sales charge (5.75%* of offering price).........             2.25
                                                              ---------------
    Maximum offering price to public........................  $         39.19
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,417,832,342 and 75,727,089 shares of
    beneficial interest issued and outstanding).............  $         31.93
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $551,363,422 and 16,835,563 shares of
    beneficial interest issued and outstanding).............  $         32.75
                                                              ===============
  Class D Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,397,756 and 1,004,042 shares of
    beneficial interest issued and outstanding).............  $         37.25
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,754,113 and 780,406 shares of
    beneficial interest issued and outstanding).............  $         36.85
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $32,893).....  $   17,618,984
Interest....................................................       1,800,272
                                                              --------------
    Total Income............................................      19,419,256
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, D and R of $5,161,519, $11,935,898, $2,827,011,
  $0 and $32,555, respectively).............................      19,956,983
Investment Advisory Fee.....................................      16,057,402
Shareholder Services........................................      13,693,702
Custody.....................................................         231,038
Legal.......................................................         136,738
Trustees' Fees and Related Expenses.........................          42,551
Other.......................................................       1,304,618
                                                              --------------
    Total Expenses..........................................      51,423,032
    Less Credits Earned on Cash Balances....................           7,794
                                                              --------------
    Net Expenses............................................      51,415,238
                                                              --------------
NET INVESTMENT LOSS.........................................  $  (31,995,982)
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  813,086,242
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,520,315,580
  End of the Period.........................................   1,317,977,676
                                                              --------------
Net Unrealized Depreciation During the Period...............    (202,337,904)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  610,748,338
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  578,752,356
                                                              ==============

See Notes to Financial Statements                                             13

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 29, 2004    AUGUST 31, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss....................................   $  (31,995,982)     $   (61,541,081)
Net Realized Gain/Loss.................................      813,086,242         (907,033,099)
Net Unrealized Appreciation/Depreciation During the
  Period...............................................     (202,337,904)       1,564,806,310
                                                          --------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      578,752,356          596,232,130
                                                          --------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      531,599,939        1,058,461,118
Cost of Shares Repurchased.............................     (894,092,474)      (1,845,414,527)
                                                          --------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (362,492,535)        (786,953,409)
                                                          --------------      ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      216,259,821         (190,721,279)
NET ASSETS:
Beginning of the Period................................    7,173,562,393        7,364,283,672
                                                          --------------      ---------------
End of the Period (Including accumulated net investment
  loss of $32,588,771 and $592,789, respectively)......   $7,389,822,214      $ 7,173,562,393
                                                          ==============      ===============

 14                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED AUGUST 31,
CLASS A SHARES             FEBRUARY 29,   -----------------------------------------------------
                             2004 (a)     2003 (a)   2002 (a)   2001 (a)   2000 (a)    1999 (a)
                           --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........   $  34.08     $  30.96   $  43.18   $ 109.19   $   60.00   $  36.13
                             --------     --------   --------   --------   ---------   --------
  Net Investment
    Income/Loss...........       (.10)        (.18)      (.17)       .03        (.32)      (.23)
  Net Realized and
    Unrealized Gain/Loss..       2.96         3.30     (12.05)    (51.18)      58.81      26.41
                             --------     --------   --------   --------   ---------   --------
Total from Investment
  Operations..............       2.86         3.12     (12.22)    (51.15)      58.49      26.18
Less Distributions from
  Net Realized Gain.......        -0-          -0-        -0-      14.86        9.30       2.31
                             --------     --------   --------   --------   ---------   --------
NET ASSET VALUE, END OF
  THE PERIOD..............   $  36.94     $  34.08   $  30.96   $  43.18   $  109.19   $  60.00
                             ========     ========   ========   ========   =========   ========

Total Return (b)..........      8.39%*      10.08%    -28.30%    -51.22%     104.41%     75.10%
Net Assets at End of the
  Period (In millions)....   $4,354.5     $4,222.8   $4,310.2   $6,251.4   $11,527.6   $4,156.4
Ratio of Expenses to
  Average Net Assets......      1.10%        1.15%      1.06%       .93%        .87%       .97%
Ratio of Net Investment
  Income/Loss to Average
  Net Assets..............      (.57%)       (.61%)     (.44%)      .04%       (.35%)     (.45%)
Portfolio Turnover........        90%*        180%       230%       148%        110%       124%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED AUGUST 31,
CLASS B SHARES              FEBRUARY 29,   ----------------------------------------------------
                              2004 (a)     2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)
                            -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............   $  29.57     $  27.07   $  38.04   $  99.32   $  55.56   $  33.84
                              --------     --------   --------   --------   --------   --------
  Net Investment Loss......       (.21)        (.36)      (.41)      (.41)      (.93)      (.57)
  Net Realized and
    Unrealized Gain/Loss...       2.57         2.86     (10.56)    (46.01)     53.99      24.60
                              --------     --------   --------   --------   --------   --------
Total from Investment
  Operations...............       2.36         2.50     (10.97)    (46.42)     53.06      24.03
Less Distributions from Net
  Realized Gain............        -0-          -0-        -0-      14.86       9.30       2.31
                              --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD...................   $  31.93     $  29.57   $  27.07   $  38.04   $  99.32   $  55.56
                              ========     ========   ========   ========   ========   ========

Total Return (b)...........      7.98%*       9.24%    -28.84%    -51.60%    102.85%     73.78%
Net Assets at End of the
  Period (In millions).....   $2,417.8     $2,346.3   $2,395.2   $3,904.7   $7,648.0   $2,850.2
Ratio of Expenses to
  Average Net Assets.......      1.86%        1.91%      1.82%      1.71%      1.63%      1.74%
Ratio of Net Investment
  Loss to Average Net
  Assets...................     (1.33%)      (1.37%)    (1.20%)     (.74%)    (1.12%)    (1.22%)
Portfolio Turnover.........        90%*        180%       230%       148%       110%       124%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                          YEAR ENDED AUGUST 31,
CLASS C SHARES               FEBRUARY 29,    ---------------------------------------------------------
                               2004 (a)      2003 (a)     2002 (a)    2001 (a)    2000 (a)    1999 (a)
                             -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $  30.34      $  27.75     $  39.00    $ 101.30    $  56.52    $  34.39
                               --------      --------     --------    --------    --------    --------
  Net Investment Loss.......       (.21)         (.36)        (.42)       (.41)       (.95)       (.58)
  Net Realized and
    Unrealized Gain/Loss....       2.62          2.95       (10.83)     (47.03)      55.03       25.02
                               --------      --------     --------    --------    --------    --------
Total from Investment
  Operations................       2.41          2.59       (11.25)     (47.44)      54.08       24.44
Less Distributions from Net
  Realized Gain.............        -0-           -0-          -0-       14.86        9.30        2.31
                               --------      --------     --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $  32.75      $  30.34     $  27.75    $  39.00    $ 101.30    $  56.52
                               ========      ========     ========    ========    ========    ========

Total Return (b)............      7.94%*        9.33%(c)   -28.85%     -51.60%     102.91%      73.79%
Net Assets at End of the
  Period (In millions)......   $  551.4      $  570.1     $  629.0    $1,038.5    $1,944.0    $  454.5
Ratio of Expenses to Average
  Net Assets................      1.86%         1.91%        1.82%       1.70%       1.64%       1.74%
Ratio of Net Investment Loss
  to Average Net Assets.....     (1.33%)       (1.34%)(c)   (1.20%)      (.73%)     (1.11%)     (1.21%)
Portfolio Turnover..........        90%*         180%         230%        148%        110%        124%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

See Notes to Financial Statements                                             17

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 OCTOBER 17, 2000
                                         SIX MONTHS          YEAR ENDED          (COMMENCEMENT OF
                                           ENDED             AUGUST 31,             INVESTMENT
CLASS D SHARES                          FEBRUARY 29,    --------------------      OPERATIONS) TO
                                          2004 (a)      2003 (a)    2002 (a)    AUGUST 31, 2001 (a)
                                        -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $34.33       $  31.10    $  43.27          $ 97.10
                                           ------       --------    --------          -------
  Net Investment Income/Loss...........      (.06)          (.11)       (.07)             .17
  Net Realized and Unrealized
    Gain/Loss..........................      2.98           3.34      (12.10)          (39.14)
                                           ------       --------    --------          -------
Total from Investment Operations.......      2.92           3.23      (12.17)          (38.97)
Less Distributions from Net Realized
  Gain.................................       -0-            -0-         -0-            14.86
                                           ------       --------    --------          -------
NET ASSET VALUE, END OF THE PERIOD.....    $37.25       $  34.33    $  31.10          $ 43.27
                                           ======       ========    ========          =======

Total Return (b).......................     8.51%*        10.39%     -28.13%          -45.03%*
Net Assets at End of the Period (In
  millions)............................    $ 37.4       $   33.9    $   29.8          $  41.6
Ratio of Expenses to Average Net
  Assets...............................      .86%           .90%        .81%             .72%
Ratio of Net Investment Income/Loss to
  Average Net Assets...................     (.33%)         (.36%)      (.19%)            .33%
Portfolio Turnover.....................       90%*          180%        230%             148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period.

 18                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                OCTOBER 1, 2002
                                                                               (COMMENCEMENT OF
CLASS R SHARES                                         SIX MONTHS ENDED         OPERATIONS) TO
                                                     FEBRUARY 29, 2004 (a)    AUGUST 31, 2003 (a)
                                                     --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............        $34.04                 $  29.94
                                                            ------                 --------
  Net Investment Loss...............................          (.31)                    (.24)
  Net Realized and Unrealized Gain..................          3.12                     4.34
                                                            ------                 --------
Total from Investment Operations....................          2.81                     4.10
                                                            ------                 --------
NET ASSET VALUE, END OF THE PERIOD..................        $36.85                 $  34.04
                                                            ======                 ========

Total Return (b)....................................         8.25%*                  13.69%*
Net Assets at End of the Period (In millions).......        $ 28.8                 $     .5
Ratio of Expenses to Average Net Assets.............         1.36%                    1.41%
Ratio of Net Investment Loss to Average Net
  Assets............................................         (.72%)                   (.85%)
Portfolio Turnover..................................           90%*                    180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. The returns include combined Rule 12b-1 fees and service fees of .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Emerging Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The distribution of the Fund's Class B, Class C, Class D, and Class R Shares commenced on April 20, 1992, July 6, 1993, October 17, 2000 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $7,139,466,841, which will expire between August 31, 2010 and August 31, 2011.

    At February 29, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $6,123,181,252
                                                              --------------
Gross tax unrealized appreciation...........................  $1,311,357,411
Gross tax unrealized depreciation...........................     (35,017,821)
                                                              --------------
Net tax unrealized appreciation on investments..............  $1,276,339,590
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 29, 2004, the Fund's custody fee was reduced by $7,794 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .575%
Next $350 million...........................................     .525%
Next $350 million...........................................     .475%
Over $1.05 billion..........................................     .425%

    For the six months ended February 29, 2004, the Fund recognized expenses of approximately $136,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $167,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $11,365,800. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $413,577 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., (Morgan Stanley) an affiliate of Van Kampen, totaling $547,218.

    At February 29, 2004, Van Kampen owned 33 shares of Class R.

3. CAPITAL TRANSACTIONS

At February 29, 2004, capital aggregated $6,816,151,355, $4,474,103,879,
$1,452,334,264, $89,300,928 and $28,142,556 for Classes A, B, C, D, and R,
respectively. For the six months ended February 29, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   10,688,016    $ 381,135,912
  Class B...................................................    3,050,933       94,148,651
  Class C...................................................      686,754       21,740,817
  Class D...................................................      163,225        5,882,405
  Class R...................................................      793,901       28,692,154
                                                              -----------    -------------
Total Sales.................................................   15,382,829    $ 531,599,939
                                                              ===========    =============
Repurchases:
  Class A...................................................  (16,698,586)   $(597,579,581)
  Class B...................................................   (6,659,628)    (206,119,830)
  Class C...................................................   (2,644,036)     (84,111,399)
  Class D...................................................     (147,789)      (5,296,135)
  Class R...................................................      (27,158)        (985,529)
                                                              -----------    -------------
Total Repurchases...........................................  (26,177,197)   $(894,092,474)
                                                              ===========    =============

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    At August 31, 2003, capital aggregated $7,032,595,024, $4,586,075,058,
$1,514,704,846, $88,714,658 and $435,931 for Classes A, B, C, D and R,
respectively. For the year ended August 31, 2003, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   25,608,189    $   774,042,461
  Class B..................................................    8,204,476        216,522,629
  Class C..................................................    1,972,739         53,563,237
  Class D..................................................      451,964         13,823,860
  Class R..................................................       15,715            508,931
                                                             -----------    ---------------
Total Sales................................................   36,253,083    $ 1,058,461,118
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (40,942,557)   $(1,225,272,921)
  Class B..................................................  (17,357,272)      (450,924,839)
  Class C..................................................   (5,845,694)      (156,203,721)
  Class D..................................................     (422,920)       (12,944,028)
  Class R..................................................       (2,052)           (69,018)
                                                             -----------    ---------------
Total Repurchases..........................................  (64,570,495)   $(1,845,414,527)
                                                             ===========    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the Shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 29, 2004 and the year ended August 31, 2003, 95,793 and 195,817 Class B Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 29, 2004 and the year ended August 31, 2003, 39,682 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class D and Class R Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 29, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $667,400 and CDSC on redeemed shares of approximately $2,177,600. Sales charges do not represent expenses to the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $6,241,696,079 and $6,706,317,825, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets, 1.00% each for Class B and Class C average daily net assets and .50% of Class R Shares average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $52,479,300 and $1,552,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended February 29, 2004 are payments retained by Van Kampen of approximately $9,284,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $662,000.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

filed, similar class action complaints. One of the actions also names the individual Trustees of the Van Kampen funds as defendants. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN EMERGING GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 16, 116, 216,
                                                 516, 316
                                                 EMG SAR 4/04 14074C04-AP-4/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Emerging Growth Fund

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 20, 2004

By: /s/ John L. Sullivan
Name: John L. Sullivan
Title: Principal Financial Officer
Date: April 20, 2004